Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Revenue:
Product revenue	$ 390,392	$ 375,164	$ 374,332
Service revenue	392,256	351,635	329,361
Total revenue	782,648	726,799	703,693
Costs and expenses:
Product costs	138,450	121,083	130,982
Service costs	129,911	117,261	108,953
Research and development, net	111,001	96,525	83,797
Selling, general and administrative	400,358	415,704	370,975
Other operating expenses (income):
Litigation settlements	4,880	(17,500)	0
Restructuring charges	0	0	141
Total other operating expense (income)	4,880	(17,500)	141
Total costs and expenses	784,600	733,073	694,848
(Loss) income from operations	(1,952)	(6,274)	8,845
Interest income	2,419	2,376	3,902
Interest expense	(32,379)	(29,913)	(25,067)
Loss on extinguishment of debt	(8,136)	0	0
Other income (expense), net	29,231	9,636	(23,442)
Loss before income tax (provision) benefit	(10,817)	(24,175)	(35,762)
Income tax (provision) benefit	(19,292)	(4,083)	46,935
Net (loss) income from continuing operations	(30,109)	(28,258)	11,173
Loss from discontinued operations, net of tax	(910)	(91,028)	(270,794)
Net loss	(31,019)	(119,286)	(259,621)
Less: Net income attributable to noncontrolling interest	(27,707)	(13,820)	(7,783)
Net loss attributable to Comverse Technology, Inc.'s shareholders	(58,726)	(133,106)	(267,404)
Weighted average common shares outstanding:
Basic	208,301,686	205,162,720	204,513,420
Diluted	208,301,686	205,162,720	205,241,178
Basic (loss) earnings per share
Continuing operations	$ (0.27)	$ (0.22)	$ 0.01
Discontinued operations	$ (0.01)	$ (0.43)	$ (1.32)
Basic loss per share	$ (0.28)	$ (0.65)	$ (1.31)
Diluted (loss) earnings per share
Continuing operations	$ (0.27)	$ (0.22)	$ 0.01
Discontinued operations	$ (0.01)	$ (0.43)	$ (1.32)
Diluted (loss) per share	$ (0.28)	$ (0.65)	$ (1.31)
Net (loss) income attributable to Comverse Technology, Inc.
Net (loss) income from continuing operations	(55,242)	(45,382)	3,004
Loss from discontinued operations, net of tax	(3,484)	(87,724)	(270,408)
Net loss attributable to Comverse Technology, Inc.'s shareholders	$ (58,726)	$ (133,106)	$ (267,404)